Vessels, net, Net Book Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Book Value [Abstract]
Beginning balance	$ 213,455
Ending balance	248,079	$ 213,455
Vessels [Member]
Vessels' Cost [Abstract]
Beginning balance	228,158	254,296
Vessels' improvements transferred from other non-current assets		450
Vessels' improvements	231	510
Vessel's disposals		(27,098)
Ending balance	228,389	228,158
Accumulated Depreciation [Abstract]
Beginning balance	(26,050)	(17,689)
Vessels' disposals		5,795
Depreciation	(12,762)	(14,156)
Ending balance	(38,812)	(26,050)
Net Book Value [Abstract]
Beginning balance	202,108	236,607
Vessels' improvements transferred from other non-current assets		450
Vessels' improvements	231	510
Vessels' disposals		(21,303)
Depreciation	(12,762)	(14,156)
Ending balance	$ 189,577	$ 202,108